Non-Controlling Interests - Summarized Statement of Financial Position (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Current assets	$ 449,619	$ 461,840
Current liabilities	92,209	90,557
Nova [Member]
Disclosure of subsidiaries [line items]
Current assets	0	0
Current liabilities	0	0
Non-current assets	0	0
Non-current liabilities	$ 0	$ 0